RBC BlueBay Access Capital Community Investment Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	203 Months Ended	330 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%		3.98%
Bloomberg US Scrtzd MBS ABS CMBS TR USD (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	0.22%		1.68%		3.86%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	(1.10%)		0.56%	2.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	(0.01%)		1.30%		3.34%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.41%	(1.21%)		0.12%		1.71%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	(0.53%)		0.48%		1.90%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	0.07%	3.56%	1.40%